Accrued Expenses and Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
TOI Parent Inc.
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities

Note 9.  Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities as of September 30, 2021 and December 31, 2020 consist of the following:

	September 30,	December 31,
	2021	2020
Compensation, including bonuses, fringe benefits, and payroll taxes	$3,871,605	$3,809,631
Deferred revenue and refund liabilities	1,657,120	3,378,905
Other liabilities	6,229,486	2,263,584
Total accrued expenses and other current liabilities	$11,758,211	$9,452,120

Refund liabilities as of September 30, 2021 and December 31, 2020 primarily consist of cumulative adjustments made to capitated and FFS revenue recognized in prior years.

Note 9. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities as of December 31, 2020 and 2019 consist of the following:

	December 31,	December 31,
	2020	2019
Compensation, including bonuses, fringe benefits and payroll taxes	$3,809,631	$1,480,500
Deferred revenue and refund liabilities	3,378,905	210,000
Other liabilities	2,263,584	2,520,783
Total accrued expenses and other current liabilities	$9,452,120	$4,211,283

Refund liabilities as of December 31, 2020 and 2019 primarily consist of cumulative adjustments made to capitated and FFS revenue recognized in prior years.